Unrelated Party Financing, details (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Unrelated party financing, net of unamortized deferred financing costs, Current	$ 0	$ 12,119
Addiewell LTD [Member]
Term Loan	0	8,500
Term Loan Current	0	8,500
Term Loan Non-current	0	0
Discount Premium payable to the lenders	0	3,718
Discount Premium payable to the lenders, Current	0	3,718
Discount Premium payable to the lenders, Non-current	0	0
less unamortized deferred financing costs	0	(99)
less unamortized deferred financing costs, Current	0	(99)
less unamortized deferred financing costs, Non-current	0	0
Unrelated party financing, net of uamortized deferred financing costs	0	12,119
Unrelated party financing, net of unamortized deferred financing costs, Current	0	12,119
Unrelated party financing, net of unamortized deferred financing costs, Non-current	$ 0	$ 0